Note 4 - Deposits - Schedule of Deposit Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Now Checking Accounts, interest rate	0.04%	0.12%
Now Checking Accounts	$ 8,406	$ 8,528
Passbook Savings Accounts, interest rate	0.01%	0.01%
Passbook Savings Accounts	$ 11,548	$ 2,798
Deposits, Savings and Negotiable Order of Withdrawal (NOW)	$ 19,954	$ 11,326
Certificates of Deposit, interest rate	3.84%	2.73%
Certificates of Deposit	$ 9,581	$ 9,530
Deposits	29,535	20,856
Certificates of Deposit Interest Rate From 0.00 to 0.99% [Member]
Certificates of Deposit	1,538	3,803
Certificates of Deposit Interest Rate From 1.00 to 1.99% [Member]
Certificates of Deposit	267	249
Certificates of Deposit Interest Rate From 2.00 to 2.99% [Member]
Certificates of Deposit	6	0
Certificates of Deposit Interest Rate From 3.00 to 3.99% [Member]
Certificates of Deposit	3,799	3,306
Certificates of Deposit Interest Rate From 4.00 to 4.99% [Member]
Certificates of Deposit	746	436
Certificates of Deposit Interest Rate From 5.00 to 5.99% [Member]
Certificates of Deposit	$ 3,225	$ 1,736
Minimum [Member]
Now Checking Accounts, interest rate	0.00%
Minimum [Member] | Certificates of Deposit Interest Rate From 0.00 to 0.99% [Member]
Certificates of Deposit, interest rate	0.00%
Minimum [Member] | Certificates of Deposit Interest Rate From 1.00 to 1.99% [Member]
Certificates of Deposit, interest rate	1.00%
Minimum [Member] | Certificates of Deposit Interest Rate From 2.00 to 2.99% [Member]
Certificates of Deposit, interest rate	2.00%
Minimum [Member] | Certificates of Deposit Interest Rate From 3.00 to 3.99% [Member]
Certificates of Deposit, interest rate	3.00%
Minimum [Member] | Certificates of Deposit Interest Rate From 4.00 to 4.99% [Member]
Certificates of Deposit, interest rate	4.00%
Minimum [Member] | Certificates of Deposit Interest Rate From 5.00 to 5.99% [Member]
Certificates of Deposit, interest rate	5.00%
Maximum [Member]
Now Checking Accounts, interest rate	0.20%
Maximum [Member] | Certificates of Deposit Interest Rate From 0.00 to 0.99% [Member]
Certificates of Deposit, interest rate	0.99%
Maximum [Member] | Certificates of Deposit Interest Rate From 1.00 to 1.99% [Member]
Certificates of Deposit, interest rate	1.99%
Maximum [Member] | Certificates of Deposit Interest Rate From 2.00 to 2.99% [Member]
Certificates of Deposit, interest rate	2.99%
Maximum [Member] | Certificates of Deposit Interest Rate From 3.00 to 3.99% [Member]
Certificates of Deposit, interest rate	3.99%
Maximum [Member] | Certificates of Deposit Interest Rate From 4.00 to 4.99% [Member]
Certificates of Deposit, interest rate	4.99%
Maximum [Member] | Certificates of Deposit Interest Rate From 5.00 to 5.99% [Member]
Certificates of Deposit, interest rate	5.99%